Note 20 - Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable, Net Amount	$ 585,931	$ 551,171
Fully Charged Off [Member]
Loans and Leases Receivable, Net Amount	$ 0